INCOME TAXES - Reconciliation of income tax expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES
Domestic statutory tax rate (in percent)	26.80%	26.90%	26.90%
Income taxes at domestic statutory tax rate	$ 228.9	$ 125.3	$ 83.7
(Reduction) increase resulting from:
Effect of non-deductible charges, non-taxable income and differences between current and future tax rates	(48.5)	1.0	12.9
Change in benefit arising from the recognition of current and prior year tax losses (note 7)	(47.0)	(0.5)	2.8
Non-deductible impairment of goodwill	0.4	10.8	22.9
Change in deferred tax balances due to a change in substantively enacted tax rates		(6.4)
Effect of tax consolidation transactions with the parent corporation		(0.3)	(0.6)
Other	(0.5)	(3.6)	(17.6)
Income taxes	$ 133.3	$ 126.3	104.1
Decrease in income tax liability resulting from developments in tax audit matters			$ 16.1